Income Taxes (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Deferred tax expense (income) [abstract]
Federal rate	27.00%	27.00%
Provincial statutory income tax rate	27.00%	27.00%
Non-capital tax losses (in Dollars)	$ 4,112,000	$ 1,114,000
Loss carried forward description	These losses have expiry dates between 2038 and 2042.